Quarterly Holdings Report
for
Fidelity Freedom® Blend Income Fund
December 31, 2022
FBF-YIN-NPRT3-0323
1.9892458.104
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.33% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $149,062)	150,000	149,110

Domestic Equity Funds - 7.1%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	124,484	1,242,347
Fidelity Series Commodity Strategy Fund (c)	6,202	653,322
Fidelity Series Large Cap Growth Index Fund (c)	57,690	780,545
Fidelity Series Large Cap Stock Fund (c)	52,368	865,646
Fidelity Series Large Cap Value Index Fund (c)	117,257	1,616,977
Fidelity Series Small Cap Opportunities Fund (c)	33,766	394,053
Fidelity Series Small Capital Core Fund (c)	291	2,851
Fidelity Series Value Discovery Fund (c)	40,162	592,791
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,473,444)		6,148,532

International Equity Funds - 13.5%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	52,619	690,893
Fidelity Series Emerging Markets Fund (c)	68,137	527,381
Fidelity Series Emerging Markets Opportunities Fund (c)	304,008	4,748,604
Fidelity Series International Growth Fund (c)	107,717	1,536,048
Fidelity Series International Index Fund (c)	62,468	640,301
Fidelity Series International Small Cap Fund (c)	32,040	475,473
Fidelity Series International Value Fund (c)	152,635	1,530,932
Fidelity Series Overseas Fund (c)	141,102	1,532,363
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $12,828,181)		11,681,995

Bond Funds - 68.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (c)	1,861,529	17,274,990
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	10,240	78,845
Fidelity Series Corporate Bond Fund (c)	749,593	6,678,876
Fidelity Series Emerging Markets Debt Fund (c)	61,747	453,227
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	17,345	150,729
Fidelity Series Floating Rate High Income Fund (c)	9,320	81,832
Fidelity Series Government Bond Index Fund (c)	1,080,715	9,856,117
Fidelity Series High Income Fund (c)	57,166	460,755
Fidelity Series International Developed Markets Bond Index Fund (c)	405,481	3,410,098
Fidelity Series Investment Grade Bond Fund (c)	1,028,456	10,130,289
Fidelity Series Investment Grade Securitized Fund (c)	796,918	7,076,633
Fidelity Series Long-Term Treasury Bond Index Fund (c)	540,250	3,165,865
Fidelity Series Real Estate Income Fund (c)	14,384	135,784
TOTAL BOND FUNDS (Cost $66,721,622)		58,954,040

Short-Term Funds - 11.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	145,675	145,704
Fidelity Series Government Money Market Fund 4.35% (c)(e)	1,891,218	1,891,218
Fidelity Series Short-Term Credit Fund (c)	191,234	1,826,286
Fidelity Series Treasury Bill Index Fund (c)	569,912	5,670,621
TOTAL SHORT-TERM FUNDS (Cost $9,622,606)		9,533,829

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $95,794,915)	86,467,506
NET OTHER ASSETS (LIABILITIES) - 0.0%	7,946
NET ASSETS - 100.0%	86,475,452

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	12	Mar 2023	1,347,563	(3,682)	(3,682)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	2	Mar 2023	215,859	(1,603)	(1,603)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	4	Mar 2023	537,250	1,085	1,085

TOTAL PURCHASED					(4,200)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	4	Mar 2023	772,200	21,568	21,568
MSCI EAFE Index Future (United States)	5	Mar 2023	487,350	7,840	7,840
MSCI Emerging Markets Index Future (United States)	6	Mar 2023	287,820	2,723	2,723

TOTAL SOLD					32,131

TOTAL FUTURES CONTRACTS					27,931
The notional amount of futures purchased as a percentage of Net Assets is 2.4%
The notional amount of futures sold as a percentage of Net Assets is 1.8%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $149,110.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	2,602	617,275	474,173	1,865	-	-	145,704	0.0%
Total	2,602	617,275	474,173	1,865	-	-	145,704

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	14,154,543	8,897,932	4,430,208	898,306	(98,959)	(1,248,318)	17,274,990
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	87,838	738,601	728,498	5,144	(7,712)	(11,384)	78,845
Fidelity Series Blue Chip Growth Fund	1,238,536	853,555	434,352	40,572	(83,047)	(332,345)	1,242,347
Fidelity Series Canada Fund	767,722	282,724	243,014	22,298	(5,807)	(110,732)	690,893
Fidelity Series Commodity Strategy Fund	1,313,014	990,284	892,289	668,201	(173,788)	(583,899)	653,322
Fidelity Series Corporate Bond Fund	7,191,598	2,048,248	1,724,949	176,415	(113,960)	(722,061)	6,678,876
Fidelity Series Emerging Markets Debt Fund	451,509	160,117	109,556	19,006	(5,799)	(43,044)	453,227
Fidelity Series Emerging Markets Debt Local Currency Fund	149,989	42,966	37,767	-	(2,228)	(2,231)	150,729
Fidelity Series Emerging Markets Fund	537,999	231,612	154,400	13,573	(19,325)	(68,505)	527,381
Fidelity Series Emerging Markets Opportunities Fund	4,847,748	2,117,439	1,497,413	116,416	(247,006)	(472,164)	4,748,604
Fidelity Series Floating Rate High Income Fund	89,908	26,571	30,720	4,063	(516)	(3,411)	81,832
Fidelity Series Government Bond Index Fund	10,060,203	3,030,542	2,365,614	132,458	(96,622)	(772,392)	9,856,117
Fidelity Series Government Money Market Fund 4.35%	2,229,807	704,375	1,042,967	28,915	3	-	1,891,218
Fidelity Series High Income Fund	532,491	150,799	164,135	22,772	(8,993)	(49,407)	460,755
Fidelity Series Inflation-Protected Bond Index Fund	1,770,102	78,446	1,814,989	10,246	39,663	(73,222)	-
Fidelity Series International Developed Markets Bond Index Fund	2,800,346	1,755,068	816,052	26,146	(48,809)	(280,455)	3,410,098
Fidelity Series International Growth Fund	1,538,669	733,801	531,743	53,372	(69,114)	(135,565)	1,536,048
Fidelity Series International Index Fund	652,041	256,831	208,637	17,121	(17,680)	(42,254)	640,301
Fidelity Series International Small Cap Fund	485,267	195,250	124,011	29,368	(13,206)	(67,827)	475,473
Fidelity Series International Value Fund	1,554,286	644,858	552,635	52,274	(33,376)	(82,201)	1,530,932
Fidelity Series Investment Grade Bond Fund	10,581,267	3,083,295	2,515,589	244,790	(110,935)	(907,749)	10,130,289
Fidelity Series Investment Grade Securitized Fund	7,412,749	2,103,025	1,815,747	126,738	(96,420)	(526,974)	7,076,633
Fidelity Series Large Cap Growth Index Fund	780,226	454,357	260,444	10,446	(16,547)	(177,047)	780,545
Fidelity Series Large Cap Stock Fund	870,703	448,474	348,606	53,875	(22,620)	(82,305)	865,646
Fidelity Series Large Cap Value Index Fund	1,666,777	730,313	623,455	59,879	(25,894)	(130,764)	1,616,977
Fidelity Series Long-Term Treasury Bond Index Fund	3,267,960	1,458,255	763,062	64,163	(49,377)	(747,911)	3,165,865
Fidelity Series Overseas Fund	1,547,268	696,270	508,545	28,107	(58,918)	(143,712)	1,532,363
Fidelity Series Real Estate Income Fund	325,971	182,041	326,858	17,642	(17,586)	(27,784)	135,784
Fidelity Series Short-Term Credit Fund	2,234,044	576,173	945,871	24,809	(26,851)	(11,209)	1,826,286
Fidelity Series Small Cap Opportunities Fund	418,957	165,438	132,219	19,356	(18,216)	(39,907)	394,053
Fidelity Series Small Capital Core Fund	-	2,851	-	-	-	-	2,851
Fidelity Series Treasury Bill Index Fund	6,690,003	2,043,024	3,041,638	95,459	(3,761)	(17,007)	5,670,621
Fidelity Series Value Discovery Fund	616,269	251,196	231,424	32,109	(9,221)	(34,029)	592,791
	88,865,810	36,134,731	29,417,407	3,114,039	(1,462,627)	(7,947,815)	86,172,692

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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